SHARE OPTION PLANS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Intrinsic values of outstanding and exercisable options	$ 122,800	$ 637,500
July 1 2013 [Member]
Ordinary shares, Granted	17,000,000
February 1 2018 [Member] | Chief Financial Officer [Member]
Ordinary shares, Granted	300,000
Exercise prices	$ 0.20
Expire date	May 29, 2024